Schedule of Investments (unaudited) September 30, 2021	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 2.3%
Azelis Group NV(a)	23,996	$756,045
KBC Group NV	24,535	2,213,166

		2,969,211

Denmark — 3.1%
DSV A/S	16,601	3,973,677

Finland — 4.8%
Kone OYJ, Class B	38,708	2,719,173
Metso Outotec OYJ	153,698	1,402,665
Neste OYJ	35,743	2,016,345

		6,138,183

France — 30.6%
BNP Paribas SA(a)	80,601	5,156,906
Dassault Systemes SE	39,923	2,100,968
Eiffage SA	13,050	1,318,923
Kering SA	4,254	3,021,448
LVMH Moet Hennessy Louis Vuitton SE	10,802	7,737,079
Pernod Ricard SA	14,604	3,219,642
Safran SA	24,879	3,146,711
Schneider Electric SE(a)	33,043	5,503,440
Teleperformance	8,192	3,222,198
Vinci SA	24,451	2,543,119
Worldline SA(a)(b)	31,693	2,415,831

		39,386,265

Germany — 19.7%
Adidas AG(a)	7,287	2,289,986
Allianz SE, Registered Shares	13,265	2,971,964
CTS Eventim AG & Co. KGaA(a)	24,264	1,825,621
Deutsche Boerse AG(a)	11,029	1,789,638
Merck KGaA	15,076	3,263,045
MTU Aero Engines AG	10,590	2,380,862
Puma SE	15,962	1,774,417
Rational AG(a)	1,800	1,690,873
Siemens AG, Registered Shares	32,776	5,360,547
Symrise AG	15,296	2,004,863

		25,351,816

Ireland — 1.5%
Kingspan Group PLC	18,894	1,884,663

Italy — 5.1%
Ferrari NV	9,261	1,932,769
FinecoBank Banca Fineco SpA(a)	153,939	2,780,427
Moncler SpA	30,147	1,838,683

		6,551,879

Luxembourg — 1.0%
Majorel Group Luxembourg SA(a)	36,286	1,260,957

Netherlands — 19.5%
ASM International NV(a)	6,293	2,464,455

Security	Shares	Value

Netherlands (continued)
ASML Holding NV	15,548	$11,615,261
BE Semiconductor Industries NV	32,753	2,605,682
IMCD NV	19,533	3,738,225
Prosus NV	6,743	539,716
QIAGEN NV(a)	32,369	1,679,384
Universal Music Group NV(a)	92,081	2,465,493

		25,108,216

Portugal — 2.0%
EDP - Energias de Portugal SA	493,593	2,592,902

Spain — 1.1%
Amadeus IT Group SA(a)	21,508	1,414,619

Switzerland — 3.4%
Sika AG, Registered Shares	4,859	1,536,284
STMicroelectronics NV	65,127	2,843,556

		4,379,840

United Kingdom — 5.1%
Allfunds Group PLC(a)	102,032	1,983,207
Linde PLC(a)	9,949	2,925,787
RELX PLC	57,372	1,651,524

		6,560,518

Total Long-Term Investments — 99.2% (Cost: $84,446,358)		127,572,746

	Par (000)

Short-Term Securities

Time Deposits — 1.1%

Denmark — 0.1%
Brown Brothers Harriman & Co, (0.46%), 10/01/21	DKK	551	85,832

Europe — 1.0%
BNP Paribas SA, (0.79%), 10/01/21	EUR	1,124	1,302,439

Switzerland — 0.0%
BNP Paribas SA, (1.42%), 10/01/21	CHF	32	34,117

United Kingdom — 0.0%
Citibank NA, 0.01%, 10/01/21	GBP	26	35,409

Total Short-Term Securities — 1.1% (Cost: $1,457,797)			1,457,797

Total Investments — 100.3% (Cost: $85,904,155)			129,030,543

Liabilities in Excess of Other Assets — (0.3)%			(442,484)

Net Assets — 100.0%			$128,588,059

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

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Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock EuroFund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$453,145	$—	$(562,543	)(b)	$—	$109,398	$—	—	$—	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Belgium	$756,045	$2,213,166	$—	$2,969,211
Denmark	—	3,973,677	—	3,973,677
Finland	—	6,138,183	—	6,138,183
France	—	39,386,265	—	39,386,265
Germany	—	25,351,816	—	25,351,816
Ireland	—	1,884,663	—	1,884,663
Italy	—	6,551,879	—	6,551,879
Luxembourg	1,260,957	—	—	1,260,957
Netherlands	4,144,877	20,963,339	—	25,108,216
Portugal	2,592,902	—	—	2,592,902
Spain	—	1,414,619	—	1,414,619
Switzerland	—	4,379,840	—	4,379,840
United Kingdom	1,983,207	4,577,311	—	6,560,518
Short-Term Securities
Time Deposits	—	1,457,797	—	1,457,797

	$10,737,988	$118,292,555	$—	$129,030,543

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock EuroFund

Currency Abbreviation

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

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